Note 26 - Shareholders and Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of shareholders' ownership interest [text block]
	As of December 31,	As of December 31,
	2017	2018
Kunlun Tech Limited	33.33%	43.90%
Keeneyes Future Holding Inc.	21.67%	17.84%
Future Holding L.P.	12.50%	0.00%
Qifei International Development Co, Ltd	27.50%	21.38%
Golden Brick Capital Private Equity Fund I L.P.	5.00%	3.89%
Tospring Technology Ltd.	0.00%	3.81%
The Bank of New York Mellon (1)	0.00%	8.42%
IDG China Capital Fund III L.P.	0.00%	0.73%
IDG China Capital III Investors L.P.	0.00%	0.04%
	100.00%	100.00%